Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Entity Location [Line Items]
Amounts Due from Banks	$ 1,600,000,000	$ 1,300,000,000
Restricted Cash	654,000,000	715,000,000
Cash and cash equivalents	7,281,000,000	7,781,000,000	6,550,000,000	7,395,000,000
Cash Held in Foreign Countries	5,800,000,000	5,200,000,000
Nonrepatriable Cash and Cash Equivalents	1,900,000,000	1,900,000,000
Financing Receivable, Net	1,300,000,000	1,200,000,000
Financing Receivable, Allowance for Credit Losses	119,000,000	115,000,000
Depreciation Expense, Including Amortization of Property Under Capital Leases	8,800,000,000	8,400,000,000	8,100,000,000
Capitalized Interest on Construction Projects	78,000,000	74,000,000	60,000,000
Workers' Compensation Self Insurance Limits	5,000,000
General Liability Self-Insurance Limits	15,000,000
Advertising Costs	2,400,000,000	2,300,000,000	2,300,000,000
Pre-Opening Costs	$ 338,000,000	$ 316,000,000	$ 308,000,000